INCOME TAXES - Narrative (FY) (Details) - USD ($) $ in Thousands		3 Months Ended		12 Months Ended
	Jul. 14, 2020	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Sep. 30, 2020
Related Party Transaction [Line Items]
Deferred tax liabilities					$ 8,675
Income tax expense		$ 117	$ 52	$ 3,085	137
Voting ownership in the company				55.20%
Operating loss carryforwards				$ 579
Tax credit carryforward				$ 63
Refund of preclosing taxes to be paid to Sellers	100.00%			100.00%
Refund of preclosing taxes to be paid to Sellers, period after closing	2 years			2 years
Deferred tax asset				$ 11,924
Additional paid-in capital		(37,261)		(48,027)	0		$ (50,271)
Short-term Tax Receivable Agreement liability		510		510	0
UE Authority, Co.
Related Party Transaction [Line Items]
Deferred tax liabilities					8,675
Income tax expense					$ 137	$ 0
Blocker Corp
Related Party Transaction [Line Items]
Deferred tax asset	$ 20,100			20,100
Income taxes receivable	199			199
Tax receivable agreement, liability	16,300	16,300		16,300
Additional paid-in capital	$ 4,000			4,000
Short-term Tax Receivable Agreement liability		$ 500		$ 510